Goodwill and Intangible Assets (Details) - Schedule of Definite lived Intangible Assets - Developed Technology Rights [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Developed technology, gross	$ 1,345,000	$ 1,345,000	$ 604
Accumulated amortization	(54,547)	(37,735)	(341)
Developed technology, net	$ 1,290,453	$ 1,307,265	$ 263